Production Costs - Employee Compensation and Benefits Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Wages, salaries and bonuses	$ 623	$ 573
Share-based compensation	2	0
Total employee compensation and benefit expenses	625	573
Less: Recorded in General and Administrative expenses	(88)	(46)
Less: Recorded in Mine Care and Maintenance expenses	(10)	(10)
Less: Recorded in Exploration expenses	(3)	(3)
Employee compensation and benefits expenses included in production costs	524	514
Production costs	$ (20)	$ 21